Defined Benefit Liabilities (Assets) (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Details of defined benefit liabilities (assets)
(1)	Details of defined benefit liabilities (assets) as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Present value of defined benefit obligations	₩	1,051,508	1,142,324
Fair value of plan assets		(1,256,985)	(1,294,567)

Defined benefit assets(*)		(205,477)	(154,329)

Defined benefit liabilities		—	2,086

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

Principal actuarial assumptions
(2)	Principal actuarial assumptions as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Discount rate for defined benefit obligations	3.51% ~ 4.57%	3.35% ~ 4.24%
Expected rate of salary increase	2.00% ~ 6.22%	2.00% ~ 5.42%

Cost of benefit plan recognized in profit and loss
(5)	Total cost of defined benefit plan, which is recognized in profit or loss for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Current service cost	₩	123,241	130,538
Net interest income		(4,366)	(6,752)
Past service cost		1,693	6,795

	₩	120,568	130,581

Details of plan assets
(6)	Details of plan assets as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Equity instruments	₩	102,046	67,184
Debt instruments		238,979	394,138
Short-term financial instruments, etc.		915,960	833,245

	₩	1,256,985	1,294,567

Effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range
As of December 31, 2025, reasonably possible changes to each of the significant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(In millions of won)
	0.5%p Increase		0.5%p Decrease
Discount rate	₩	(37,121)	39,709
Expected salary increase rate		39,780	(37,537)

Retirement benefit obligation [Member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(3)	Changes in present value of defined benefit obligations for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Beginning balance	₩	1,142,324	1,121,679
Current service cost		123,241	130,538
Interest cost		42,399	47,463
Remeasurement - Demographic assumption		264	(761)
- Financial assumption		(14,087)	49,788
- Adjustment based on experience		26,041	(15,085)
Benefit paid(*1)		(270,415)	(157,801)
Past service cost		1,693	6,795
Changes in consolidation scope		—	(2,458)
Others(*2)		48	(37,834)

Ending balance	₩	1,051,508	1,142,324

(*1)	Benefit paid includes payments arising from changes to the retirement benefit plan for the years ended December 31, 2025 and 2024.
(*2)	Others include changes in liabilities due to employees’ transfers among affiliates and reclassification as liabilities held for sale for the years ended December 31, 2025 and 2024.

Plan assets [member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(4)	Changes in fair value of plan assets for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Beginning balance	₩	1,294,567	1,292,416
Interest income		46,765	54,215
Remeasurement		1,406	729
Contributions		182,076	124,921
Benefit paid(*1)		(264,521)	(131,031)
Changes in consolidation scope		—	(2,151)
Others(*2)		(3,308)	(44,532)

Ending balance	₩	1,256,985	1,294,567

(*1)	Benefit paid includes payments arising from changes to the retirement benefit plan for the years ended December 31, 2025 and 2024.
(*2)	Others include changes in assets due to employees’ transfers among affiliates and reclassification as assets held for sale for the years ended December 31, 2025 and 2024.